Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$733,835.10

Principal:
Principal Collections	$11,058,393.35
Prepayments in Full	$4,090,824.98
Liquidation Proceeds	$156,740.43
Recoveries	$80,524.31
Sub Total	$15,386,483.07
Collections	$16,120,318.17

Purchase Amounts:
Purchase Amounts Related to Principal	$516,127.02
Purchase Amounts Related to Interest	$3,004.36
Sub Total	$519,131.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,639,449.55

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,639,449.55
Servicing Fee	$152,149.75	$152,149.75	$0.00	$0.00	$16,487,299.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,487,299.80
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,487,299.80
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,487,299.80
Interest - Class A-4 Notes	$31,036.80	$31,036.80	$0.00	$0.00	$16,456,263.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,456,263.00
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$16,372,776.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,372,776.92
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$16,303,443.59
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,303,443.59
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$16,205,776.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,205,776.92
Regular Principal Payment	$15,428,399.07	$15,428,399.07	$0.00	$0.00	$777,377.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$777,377.85
Residual Released to Depositor	$0.00	$777,377.85	$0.00	$0.00	$0.00
Total		$16,639,449.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,428,399.07
Total					$15,428,399.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,428,399.07	$87.13	$31,036.80	$0.18	$15,459,435.87	$87.31
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$15,428,399.07	$7.56	$281,522.88	$0.14	$15,709,921.95	$7.70

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$37,244,160.43	0.2103358	$21,815,761.36	0.1232042
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$177,234,160.43	0.0868855	$161,805,761.36	0.0793220

Pool Information
Weighted Average APR	4.693%	4.713%
Weighted Average Remaining Term	19.75	19.00
Number of Receivables Outstanding	23,638	22,520
Pool Balance	$182,579,698.17	$166,564,525.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$177,234,160.43	$161,805,761.36
Pool Factor	0.0878228	0.0801194

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$4,758,764.50
Targeted Overcollateralization Amount	$4,758,764.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,758,764.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		130	$193,086.53
(Recoveries)		195	$80,524.31
Net Loss for Current Collection Period			$112,562.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7398%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5658%
Second Preceding Collection Period			1.7411%
Preceding Collection Period			0.7859%
Current Collection Period			0.7737%
Four Month Average (Current and Preceding Three Collection Periods)			0.9666%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,251	$17,403,008.91
(Cumulative Recoveries)			$2,412,444.32
Cumulative Net Loss for All Collection Periods			$14,990,564.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7211%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,109.20
Average Net Loss for Receivables that have experienced a Realized Loss			$1,816.82

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.09%	478	$5,148,096.74
61-90 Days Delinquent	0.23%	44	$387,428.75
91-120 Days Delinquent	0.11%	16	$188,909.06
Over 120 Days Delinquent	1.16%	123	$1,931,356.68
Total Delinquent Receivables	4.60%	661	$7,655,791.23

Repossession Inventory:
Repossessed in the Current Collection Period		7	$88,428.49
Total Repossessed Inventory		18	$219,212.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8375%
Preceding Collection Period			0.8419%
Current Collection Period			0.8126%
Three Month Average			0.8307%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer